iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  32 .2%
iShares Core U.S. REIT ETF ................. 13,289 $ 765,978
iShares Russell 1000 ETF ................... 32,944 12,311,502
iShares Russell 2000 ETF
(b)
.................. 846 208,311
13,285,791
a
Domestic Fixed Income  —  48 .0%
iShares 0-5 Year TIPS Bond ETF .............. 33,962 3,505,558
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 19,031 978,764
iShares 10-20 Year Treasury Bond ETF .......... 15,465 1,605,731
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 40,057 2,123,422
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 25,722 1,390,788
iShares MBS ETF ........................ 45,031 4,302,712
iShares U.S. Treasury Bond ETF .............. 255,999 5,939,177
19,846,152
a
International Equity  —  19 .6%
iShares Core MSCI Emerging Markets ETF ....... 32,757 2,236,320
iShares Core MSCI International Developed Markets
ETF ................................ 64,582 5,213,705
Security Shares Value
a
International Equity — 19.6% (continued)
iShares Global Infrastructure ETF .............. 10,710 $ 653,310
8,103,335
a
Total Long-Term Investments — 99.8%
(Cost: $ 37,662,882 ) ................................. 41,235,278
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(a) (c) (d)
...................... 448,053 448,276
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (c)
............................ 75,040 75,040
a
Total Short-Term Securities — 1.3%
(Cost: $ 523,269 ) ................................... 523,316
Total Investments — 101.1%
(Cost: $ 38,186,151 ) ................................. 41,758,594
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (444,646)
Net Assets — 100.0% ................................. $ 41,313,948
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 831,915 $ — $ (383,688)
(a)
$ 5 $ 44 $ 448,276 448,053 $ 3,796
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 82,242 — (7,202)
(a)
— — 75,040 75,040 1,396 —
iShares 0-5 Year TIPS
Bond ETF ....... 2,614,864 881,948 — — 8,746 3,505,558 33,962 26,899 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 795,066 214,591 (54,985) 146 23,946 978,764 19,031 10,603 —
iShares 10-20 Year
Treasury Bond ETF 1,217,637 345,491 — — 42,603 1,605,731 15,465 14,088 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 1,597,057 514,694 — — 11,671 2,123,422 40,057 19,504 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 1,044,185 328,459 — — 18,144 1,390,788 25,722 13,279 —
iShares Core MSCI
Emerging Markets
ETF ........... 1,611,354 456,761 (60,507) 202 228,510 2,236,320 32,757 — —
iShares Core MSCI
International
Developed Markets
ETF ........... 3,942,948 1,097,823 (147,504) 894 319,544 5,213,705 64,582 — —

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
LifePath
®
Target Date 2030 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 582,392 $ 168,031 $ — $ — $ 15,555 $ 765,978 13,289 $ 4,766 $ —
iShares Global
Infrastructure ETF . 492,491 145,024 — — 15,795 653,310 10,710 — —
iShares MBS ETF ... 3,174,339 1,039,051 — — 89,322 4,302,712 45,031 36,953 —
iShares Russell 1000
ETF ........... 9,395,393 2,554,998 (414,080) 1,832 773,359 12,311,502 32,944 28,143 —
iShares Russell 2000
ETF ........... 156,864 45,076 (13,791) 195 19,967 208,311 846 525 —
iShares U.S. Treasury
Bond ETF ....... 4,220,126 1,644,264 — — 74,787 5,939,177 255,999 40,749 —
$ 3,274 $ 1,641,993
$ 41,758,594
$ 200,701 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 41,235,278 $ — $ — $ 41,235,278
Short-Term Securities
Money Market Funds ...................................... 523,316 — — 523,316
$ 41,758,594 $ — $ — $ 41,758,594
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security